JPMorgan Hedged Equity 3 Fund Investment Objectives and Goals - R5 R6 Shares [Member] - JPMorgan Hedged Equity 3 Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: R5/JHTGX; R6/JHTRX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation.